Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2025	Oct. 31, 2024
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 189,137	$ 183,300
Investment securities	303,360	256,618
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	19,515	17,154
Investment securities	28,298	27,048
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,478	$ 2,568